Federated Government Ultrashort Duration Fund
A Portfolio of Federated Institutional Trust
Class A Shares (TICKER FGUAX)
Institutional Shares (TICKER FGUSX)
Service Shares (TICKER FEUSX)

SUPPLEMENT TO SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED September 30, 2015
Effective March 29, 2016, the Fund will offer Class R6 Shares by separate Prospectus. Contact your financial intermediary or call 1-800-341-7400 for more information concerning the Class R6 Shares.
March 29, 2016
Federated Government Ultrashort Duration Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q453055 (3/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.